EATON VANCE MUNICIPALS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 183 (“Amendment No. 183”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 183 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-001545) on November 25, 2019:

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

(collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: December 4, 2019